Portfolio of Investments (unaudited)
As of July 31, 2025
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS—126.5%
ANGOLA—0.3%
Azule Energy Finance PLC, 8.13%, 01/23/2030(a)(b)		$2,504,000	$ 2,522,602
AUSTRIA—0.4%
Benteler International AG, 7.25%, 06/15/2031(a)(b)	EUR	2,613,000	3,163,138
BELGIUM—1.2%
Belfius Bank SA, VRN, (fixed rate to 05/06/2031, variable rate thereafter), 6.13%, 05/06/2031(a)(c)		7,600,000	8,884,679
BRAZIL—2.8%
Braskem Netherlands Finance BV, 8.00%, 10/15/2034(a)(b)		$4,164,000	2,961,645
Minerva Luxembourg SA, 8.88%, 09/13/2033(a)(b)		8,047,000	8,760,865
Samarco Mineracao SA, 9.500% Cash or 9.000% PIK, 06/30/2031(a)(b)(d)		9,426,771	9,335,853
Yinson Boronia Production BV, 8.95%, 07/31/2042(a)(b)(e)		310,024	334,163
Total Brazil			21,392,526
CANADA—0.7%
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(a)(b)(e)		5,594,000	5,539,018
CHINA—0.0%
Kaisa Group Holdings Ltd., 9.38%, 06/30/2024(a)(b)(f)		3,609,000	153,382
COLOMBIA—0.1%
Ecopetrol SA, 8.88%, 01/13/2033(b)		410,000	429,995
ECUADOR—0.1%
International Airport Finance SA, 12.00%, 03/15/2033(a)(b)(e)		440,007	469,419
FINLAND—1.1%
Citycon OYJ, VRN, (fixed rate to 06/10/2029, variable rate thereafter), 7.88%, 06/10/2029(a)(c)	EUR	7,500,000	8,720,220
FRANCE—6.2%
Altice France SA
4.00%, 07/15/2029(a)(b)		1,482,000	1,484,079
4.25%, 10/15/2029(a)(b)		1,591,000	1,593,141
Eutelsat SA, 9.75%, 04/13/2029(a)(b)		4,277,000	5,305,923
Iliad Holding SASU, 8.50%, 04/15/2031(a)(b)		$5,011,000	5,375,204
Laboratoire Eimer Selas, 5.00%, 02/01/2029(a)(b)	EUR	13,500,000	14,245,942
Societe Generale SA
VRN, (fixed rate to 05/26/2026, variable rate thereafter), 4.75%, 05/26/2026(a)(c)		$5,800,000	5,723,185
VRN, (fixed rate to 11/22/2027, variable rate thereafter), 9.38%, 11/22/2027(a)(c)		10,420,000	11,152,453
Viridien, 10.00%, 10/15/2030(a)(b)		3,000,000	2,954,093
Total France			47,834,020
	Shares or Principal Amount		Value

GEORGIA—0.0%
TBC Bank JSC, VRN, (fixed rate to 07/30/2029, variable rate thereafter), 10.25%, 07/30/2029(a)(c)		$294,000	$ 295,205
GERMANY—10.9%
Aroundtown Finance SARL, VRN, (fixed rate to 08/07/2029, variable rate thereafter), 7.88%, 08/07/2029(c)		8,190,000	7,980,480
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/2030(a)(b)	EUR	10,000,000	11,779,311
7.13%, 06/15/2031(a)(b)		4,900,000	5,720,412
Deutsche Bank AG, VRN, (fixed rate to 04/30/2026, variable rate thereafter), 7.13%, 04/30/2026(a)(c)	GBP	6,700,000	8,869,590
HT Troplast GmbH
9.38%, 07/15/2028(a)(b)	EUR	7,884,000	9,453,949
9.38%, 07/15/2028(a)(b)		10,600,000	12,710,789
IHO Verwaltungs GmbH, 8.750% Cash or 9.500% PIK, 05/15/2028(a)(b)(d)		3,000,000	3,589,584
Landesbank Baden-Wuerttemberg, VRN, (fixed rate to 10/15/2030, variable rate thereafter), 6.75%, 10/15/2030(a)(c)		8,600,000	10,124,134
Motel One GmbH/Muenchen
7.75%, 04/02/2031(a)(b)		1,725,000	2,133,659
7.75%, 04/02/2031(a)(b)		2,300,000	2,844,878
PrestigeBidCo GmbH, FRN, 5.78%, 07/01/2029(a)(b)(g)		7,156,000	8,222,241
Total Germany			83,429,027
IRELAND—3.8%
Cimpress PLC, 7.38%, 09/15/2032(a)(b)		$12,650,000	12,365,130
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(a)(b)		8,327,000	8,725,085
TrueNoord Capital DAC, 8.75%, 03/01/2030(a)(b)		8,024,000	8,321,963
Total Ireland			29,412,178
ITALY—0.4%
Fibercop SpA, 7.72%, 06/04/2038(a)(b)		3,273,000	3,256,750
JAMAICA—0.7%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 9.000% Cash or 1.500% PIK, 05/25/2027(b)(d)		1,514,775	1,521,591
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/2032(a)(b)(h)		3,763,000	3,800,867
Total Jamaica			5,322,458
JERSEY—3.1%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029(a)(b)		11,740,000	11,197,114
Waga Bondco Ltd., 8.50%, 06/15/2030(a)(b)	GBP	10,000,000	12,889,542
Total Jersey			24,086,656
LUXEMBOURG—7.6%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/2030(a)(b)		$1,616,000	1,663,326
LHMC Finco 2 SARL, 8.625% Cash or 9.375% PIK, 05/15/2030(a)(b)(d)	EUR	5,300,000	6,364,608

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2025
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
LUXEMBOURG (continued)
Maxam Prill SARL, 6.00%, 07/15/2030(a)(b)	EUR	8,200,000	$ 9,324,847
Mitsubishi UFJ Investor Services & Banking Luxembourg SA, FRN, Series PRX, 6.54%, 12/15/2050(g)		7,500,000	5,175,329
Monitchem HoldCo 3 SA, 8.75%, 05/01/2028(a)(b)		12,500,000	14,402,123
Summer BC Holdco A SARL, 9.25%, 10/31/2027(a)(b)		16,128,842	18,424,657
Summer BC Holdco B SARL, 5.88%, 02/15/2030(a)(b)		2,299,000	2,580,415
Total Luxembourg			57,935,305
MEXICO—3.1%
Petroleos Mexicanos
5.95%, 01/28/2031(b)		$15,709,000	14,581,048
6.75%, 09/21/2047		875,000	677,796
Saavi Energia SARL, 8.88%, 02/10/2035(a)(b)		8,099,000	8,429,439
Total Mexico			23,688,283
NETHERLANDS—3.0%
Centrient Holding BV, 6.75%, 05/30/2030(a)(b)	EUR	6,964,000	8,158,757
Sigma Holdco BV, 8.63%, 04/15/2031(b)		4,000,000	4,386,984
Ziggo Bond Co. BV
5.13%, 02/28/2030(a)(b)		$9,100,000	7,938,974
5.13%, 02/28/2030(a)(b)		3,000,000	2,616,430
Total Netherlands			23,101,145
NIGERIA—0.9%
Access Bank PLC, 6.13%, 09/21/2026(a)		526,000	524,273
BOI Finance BV, 7.50%, 02/16/2027(a)(i)	EUR	464,000	540,397
IHS Holding Ltd.
7.88%, 05/29/2030(a)(b)		$2,589,000	2,621,961
8.25%, 11/29/2031(a)(b)		3,000,000	3,057,515
Total Nigeria			6,744,146
PERU—0.1%
Petroleos del Peru SA, 5.63%, 06/19/2047(a)		522,000	350,123
SLOVENIA—3.0%
Summer BidCo BV
10.000% Cash or 10.750% PIK, 02/15/2029(a)(b)(d)	EUR	8,589,763	9,924,972
10.000% Cash or 10.750% PIK, 02/15/2029(a)(b)(d)		11,548,046	13,343,097
Total Slovenia			23,268,069
SOUTH AFRICA—0.0%
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)(b)		$400,000	340,863
SWITZERLAND—2.0%
Consolidated Energy Finance SA
6.50%, 05/15/2026(a)(b)		3,269,000	3,196,593
12.00%, 02/15/2031(a)(b)		12,772,000	12,001,416
Total Switzerland			15,198,009
	Shares or Principal Amount		Value

TURKEY—0.8%
WE Soda Investments Holding PLC, 9.50%, 10/06/2028(a)(b)		$5,742,000	$ 5,986,712
Yapi ve Kredi Bankasi AS, VRN, (fixed rate to 01/17/2029, variable rate thereafter), 9.25%, 01/17/2029(a)(b)		262,000	274,913
Total Turkey			6,261,625
UKRAINE—0.1%
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)(f)		543,727	450,004
UNITED KINGDOM—34.2%
888 Acquisitions Ltd., 7.56%, 07/15/2027(a)(b)	EUR	16,650,000	19,170,131
Bellis Acquisition Co. PLC
8.13%, 05/14/2030(a)(b)	GBP	2,900,000	3,643,178
8.13%, 05/14/2030(a)(b)		10,620,000	13,341,568
8.00%, 07/01/2031(a)(b)	EUR	3,700,000	4,259,469
Bracken MidCo1 PLC, 6.750% Cash or 7.500% PIK, 11/01/2027(a)(b)(d)	GBP	15,750,000	20,729,067
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/2029(a)(b)		$13,180,000	13,309,309
Edge Finco PLC, 8.13%, 08/15/2031(a)(b)	GBP	4,000,000	5,600,634
eG Global Finance PLC, 11.00%, 11/30/2028(a)(b)	EUR	7,800,000	9,855,375
EnQuest PLC, 11.63%, 11/01/2027(a)(b)		$23,350,000	24,000,554
Iceland Bondco PLC, 10.88%, 12/15/2027(a)(b)	GBP	9,051,000	12,648,109
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/2029(a)(b)		$3,519,000	3,583,116
Intu Properties PLC, 11.00%, 12/04/2025(j)(k)	GBP	5,548,770	7,360,225
Market Bidco Finco PLC, 8.75%, 01/31/2031(a)(b)		9,006,000	11,804,569
Mobico Group PLC, 3.63%, 11/20/2028(a)(b)		7,000,000	7,977,215
Motion Finco SARL, 7.38%, 06/15/2030(a)(b)	EUR	8,200,000	8,864,970
OEG Finance PLC, 7.25%, 09/27/2029(a)(b)		3,499,000	4,169,643
Project Grand U.K. PLC, 9.00%, 06/01/2029(a)(b)		19,148,000	23,302,277
Punch Finance PLC, 7.88%, 12/30/2030(a)(b)	GBP	5,488,000	7,409,784
Sherwood Financing PLC
9.63%, 12/15/2029(a)(b)		11,028,000	14,862,806
9.63%, 12/15/2029(a)(b)		2,000,000	2,695,467
Stonegate Pub Co. Financing PLC
FRN, 8.77%, 07/31/2029(a)(b)(g)	EUR	10,040,000	11,281,997
10.75%, 07/31/2029(a)(b)	GBP	6,368,000	8,540,252
Very Group Funding PLC, 6.000% Cash or 7.250% PIK, 08/01/2027(a)(b)(d)		4,750,000	6,640,062
Wolseley Group Finco PLC, 9.75%, 01/31/2031(a)(b)		12,835,000	17,026,544
Total United Kingdom			262,076,321
UNITED STATES—37.4%
1261229 BC Ltd., 10.00%, 04/15/2032(a)(b)		$4,123,000	4,197,581

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2025
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Affinity Interactive, 6.88%, 12/15/2027(a)(b)		$24,822,000	$ 13,677,418
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033(a)(b)(h)		2,203,000	2,240,383
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 09/01/2029(a)(b)	EUR	2,000,000	2,064,948
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.13%, 08/15/2026(a)(b)		10,000,000	11,380,961
Boots Group Finco LP, 7.38%, 08/31/2032(a)(b)(h)	GBP	3,100,000	4,170,777
Cable One, Inc., 4.00%, 11/15/2030(a)(b)		$17,711,000	13,638,161
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(a)(b)		5,759,000	5,276,799
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(a)(b)		12,550,000	10,416,500
CHS/Community Health Systems, Inc.
6.13%, 04/01/2030(a)(b)		2,093,000	1,479,428
10.88%, 01/15/2032(a)(b)		10,106,000	10,594,949
9.75%, 01/15/2034(a)(b)(h)		3,182,000	3,202,328
Cloud Software Group, Inc., 9.00%, 09/30/2029(a)(b)		5,109,000	5,287,105
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(a)(b)		12,809,000	9,431,938
CSC Holdings LLC
6.50%, 02/01/2029(a)(b)		3,441,000	2,718,653
5.75%, 01/15/2030(a)(b)		5,407,000	2,665,854
4.13%, 12/01/2030(a)(b)		3,925,000	2,638,545
5.00%, 11/15/2031(a)(b)		862,000	397,874
Dotdash Meredith, Inc., 7.63%, 06/15/2032(a)(b)		10,247,000	9,988,263
Encore Capital Group, Inc., 9.25%, 04/01/2029(a)(b)		3,760,000	3,960,186
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(a)(b)		12,193,000	12,885,184
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/2029(a)(b)	EUR	6,942,000	8,304,306
Hilcorp Energy I LP/Hilcorp Finance Co.
6.88%, 05/15/2034(a)(b)		$3,000,000	2,888,674
7.25%, 02/15/2035(a)(b)		8,533,000	8,315,977
ITT Holdings LLC, 6.50%, 08/01/2029(a)(b)		11,321,000	10,783,352
Magnera Corp., 7.25%, 11/15/2031(a)(b)		14,006,000	13,183,148
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)(b)		23,118,000	19,069,157
Nabors Industries, Inc., 8.88%, 08/15/2031(a)(b)		5,196,000	4,166,044
Navient Corp., 7.88%, 06/15/2032(b)		4,466,000	4,650,091
New Cotai LLC, 5.00%, 02/02/2027(j)(k)		1,233,113	1,637,204
Newell Brands, Inc., 8.50%, 06/01/2028(a)(b)		4,516,000	4,732,197
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/2034(a)(b)		15,748,000	14,099,504
	Shares or Principal Amount		Value

Radiology Partners, Inc., 8.50%, 07/15/2032(a)(b)		$2,595,000	$ 2,622,014
Sanchez Energy Corp., 7.25%, 07/15/2023(f)		257,000	257
Staples, Inc., 10.75%, 09/01/2029(a)(b)		13,556,000	12,710,938
Telecommunications Co. Telekom Srbija AD Belgrade, 7.90%, 05/22/2028	EUR	5,000,000	5,705,997
Turning Point Brands, Inc., 7.63%, 03/15/2032(a)(b)		$4,022,000	4,213,178
Univision Communications, Inc.
8.50%, 07/31/2031(a)(b)		12,850,000	13,050,075
9.38%, 08/01/2032(a)(b)		4,375,000	4,539,504
Venture Global LNG, Inc., VRN, (fixed rate to 09/30/2029, variable rate thereafter), 9.00%, 09/30/2029(a)(c)		15,741,000	15,745,014
Vital Energy, Inc., 7.88%, 04/15/2032(a)(b)		4,754,000	4,172,640
Total United States			286,903,106
ZAMBIA—2.5%
First Quantum Minerals Ltd.
6.88%, 10/15/2027(a)(b)		6,311,000	6,321,603
8.63%, 06/01/2031(a)(b)		7,990,000	8,319,619
8.00%, 03/01/2033(a)(b)		4,219,000	4,347,351
Total Zambia			18,988,573
Total Corporate Bonds			970,216,845
GOVERNMENT BONDS—3.5%
ARGENTINA—0.3%
Argentina Republic Government International Bonds
4.13%, 07/09/2035(b)(e)(l)		2,949,672	1,946,784
5.00%, 01/09/2038(b)(e)		543,200	381,598
Total Argentina			2,328,382
COLOMBIA—1.4%
Colombia Government International Bonds, 8.38%, 11/07/2054(b)		10,769,000	10,482,652
EGYPT—1.6%
Egypt Government International Bonds
7.63%, 05/29/2032(a)		11,649,000	10,943,884
8.50%, 01/31/2047(a)		1,223,000	993,277
7.90%, 02/21/2048(a)		928,000	717,986
Total Egypt			12,655,147
IVORY COAST—0.1%
Ivory Coast Government International Bonds, 6.63%, 03/22/2048(a)(e)	EUR	919,000	849,051
NIGERIA—0.1%
Nigeria Government International Bonds, 7.63%, 11/28/2047(a)		$634,000	514,506
Total Government Bonds			26,829,738
BANK LOANS—2.2%
UNITED KINGDOM—2.2%
Amber Finco PLC 2025 EUR Fungible Term Loan B3, 5.23%, 06/11/2029(g)	EUR	3,500,000	4,009,799
CD&R Firefly Bidco Ltd. 2024 GBP Term Loan B10, 9.21%, 04/29/2029(g)	GBP	9,700,000	12,714,226
Total United Kingdom			16,724,025

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2025
abrdn Income Credit Strategies Fund

Shares or Principal Amount		Value
BANK LOANS (continued)
UNITED STATES—0.0%
MLN U.S. HoldCo LLC
USD 2nd Lien Term Loan B1, , 11/01/2027(g)	$1,928,718	$ 4,822
2022 Third Out Term Loan, , 10/18/2027(g)	971,200	2,428
Total United States		7,250
Total Bank Loans		16,731,275
COMMON STOCKS—0.3%
AUSTRALIA—0.0%
BIS Industries Ltd.(j)(k)(m)	804,308	–
HONG KONG—0.2%
Studio City International Holdings Ltd., ADR(m)	98,050	449,070
Studio City International Holdings Ltd., ADR(m)	183,525	840,544
Total Hong Kong		1,289,614
UNITED STATES—0.1%
Foresight Energy LLC(j)(k)(m)	74,058	548,025
New Cotai LLC(j)(k)(m)	971,487	515,860
Thunderbird Resources Equity, Inc.(j)(k)(m)	7	–
Trust Apparel Holdings LLC(k)(m)	1	117,950
Total United States		1,181,835
Total Common Stocks		2,471,449
SHORT-TERM INVESTMENT—4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(n)	30,541,995	30,541,995
Total Short-Term Investment		30,541,995
Total Investments (Cost $1,053,488,642)—136.5%		1,046,791,302
Long Term Debt Securities		(260,000,000)
Liabilities in Excess of Other Assets—(2.6%)		(20,100,157)
Net Assets—100.0%		$766,691,145

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	The maturity date presented for these instruments represents the next call/put date.
(c)	Perpetual maturity. Maturity date presented represents the next call date.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	Sinkable security.
(f)	Security is in default.
(g)	Variable or Floating Rate security. Rate disclosed is as of July 31, 2025.
(h)	All or a portion of the security has been designated as collateral for when issued trading. When-issued trading is trading in securities that have been authorized but not yet been issued.
(i)	Denotes the security is government guaranteed.
(j)	Illiquid security.
(k)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(l)	Step bond. Rate disclosed is as of July 31, 2025.
(m)	Non-income producing security.
(n)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2025.

ADR	American Depositary Receipt
EUR	Euro Currency
FRN	Floating Rate Note
GBP	British Pound Sterling
HKD	Hong Kong Dollar
PIK	Payment-In-Kind
PLC	Public Limited Company
USD	U.S. Dollar
VRN	Variable Rate Note

As of July 31, 2025, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
08/01/2025	Goldman Sachs & Co.	GBP	3,100,000	USD	4,177,342	$4,094,014	$(83,328)
08/14/2025	Royal Bank of Canada	GBP	4,902,991	USD	6,608,234	6,475,688	(132,546)
Euro/United States Dollar
08/14/2025	Citibank N.A.	EUR	960,272	USD	1,111,844	1,096,585	(15,259)
08/14/2025	Standard Chartered Bank	EUR	7,116,804	USD	8,299,973	8,127,056	(172,917)
08/14/2025	UBS AG	EUR	7,114,544	USD	8,332,992	8,124,475	(208,517)
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2025
abrdn Income Credit Strategies Fund

Purchase Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Hong Kong Dollar/United States Dollar
08/14/2025	HSBC Bank PLC	HKD	155,822	USD	19,876	$19,870	$(6)
08/14/2025	Morgan Stanley & Co.	HKD	103,326	USD	13,196	13,176	(20)
08/14/2025	Standard Chartered Bank	HKD	407,347	USD	51,972	51,944	(28)
Total						$28,002,808	$(612,621)

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
08/14/2025	Goldman Sachs & Co.	USD	4,177,783	GBP	3,100,000	$4,094,364	$83,419
08/14/2025	HSBC Bank PLC	USD	16,672,515	GBP	12,301,530	16,247,402	425,113
08/14/2025	Royal Bank of Canada	USD	12,974,299	GBP	9,619,529	12,705,115	269,184
08/14/2025	UBS AG	USD	159,790,566	GBP	117,718,897	155,478,725	4,311,841
United States Dollar/Euro
08/14/2025	Deutsche Bank AG	USD	336,299,438	EUR	286,668,004	327,361,358	8,938,080
08/14/2025	HSBC Bank PLC	USD	7,369,207	EUR	6,373,630	7,278,386	90,821
08/14/2025	Royal Bank of Canada	USD	2,043,514	EUR	1,742,845	1,990,247	53,267
United States Dollar/Hong Kong Dollar
08/14/2025	Deutsche Bank AG	USD	23,936	HKD	187,343	23,890	46
08/14/2025	Goldman Sachs & Co.	USD	411,003	HKD	3,216,485	410,162	841
08/14/2025	HSBC Bank PLC	USD	54,743	HKD	428,714	54,669	74
08/14/2025	Morgan Stanley & Co.	USD	17,699	HKD	138,566	17,670	29
08/14/2025	Royal Bank of Canada	USD	6,274	HKD	49,187	6,272	2
08/14/2025	Standard Chartered Bank	USD	8,880	HKD	69,564	8,871	9
08/14/2025	UBS AG	USD	9,770	HKD	76,563	9,763	7
Total						$525,686,894	$14,172,733
Unrealized appreciation on forward foreign currency exchange contracts							$14,172,733
Unrealized depreciation on forward foreign currency exchange contracts							$(612,621)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Senior loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional-size trading in similar groups of securities and other market data.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
The three-level hierarchy of inputs is summarized below:
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Notes to Portfolio of Investments  (concluded)
July 31, 2025 (unaudited)

Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
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